AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 25, 2021

REGISTRATION NOS. 333-122901

811-21719

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 1154	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 1167	[X]

INVESTMENT MANAGERS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code: (626) 385-5777

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and Address of Agent for Service)

COPIES TO:

Laurie Anne Dee

Morgan, Lewis & Bockius LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, CA 92626

It is proposed that this filing will become effective (check appropriate box):

[  ] immediately upon filing pursuant to paragraph (b) of Rule 485; or

[X] on June 24, 2021 pursuant to paragraph (b) of Rule 485; or

[  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;

[  ] on ___________ pursuant to paragraph (a)(1) of Rule 485; or

[  ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485; or

[  ] on ___________ pursuant to paragraph (a)(2) of Rule 485; or

[  ] on ___________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 1143 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on March 11, 2021 for the purpose of changing the Fund names and principal investment strategies for the WCM Focused ESG Emerging Markets Fund and WCM Focused ESG International Fund, each a series of the Registrant. PEA No. 1143 was originally scheduled to become effective on May 10, 2021. This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 1143 to the Registrant’s Registration Statement filed on March 11, 2021. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 25th day of May, 2021.

INVESTMENT MANAGERS SERIES TRUST

By:	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 25th day of May, 2021, by the following persons in the capacities set forth below.

Signature	Title

†
Ashley Toomey Rabun	Trustee

†
William H. Young	Trustee

†
Charles H. Miller	Trustee

†
John P. Zader	Trustee

†
Eric M. Banhazl	Trustee

/s/ Maureen Quill
Maureen Quill	Trustee, President and Principal Executive Officer

/s/ Rita Dam
Rita Dam	Treasurer and Principal Financial Officer

† By	/s/ Rita Dam
Attorney-in-fact, pursuant to power of attorney previously filed with Post-Effective Amendment No. 1032 on August 28, 2019.